Summary of Significant Accounting Policies (Investments in Unconsolidated Joint Ventures Valuation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Impairment losses	$ 0	$ 0	$ 0